Operating Revenues from Products and Services (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Operating Revenues:
Wireless services	¥ 3,741,114	¥ 3,746,869	¥ 3,776,909
Equipment sales	498,889	477,404	507,495
Total operating revenues	4,240,003	4,224,273	4,284,404
Cellular services revenues
Operating Revenues:
Technology services revenues	3,385,737	3,407,145	3,499,452
Voice Revenues
Operating Revenues:
Technology services revenues	1,541,884	1,712,218	1,910,499
Voice Revenues | Including: FOMA services
Operating Revenues:
Technology services revenues	1,518,328	1,658,863	1,785,518
Packet communications revenues
Operating Revenues:
Technology services revenues	1,843,853	1,694,927	1,588,953
Packet communications revenues | Including: FOMA services
Operating Revenues:
Technology services revenues	1,809,790	1,679,840	1,558,284
Other revenue
Operating Revenues:
Technology services revenues	¥ 355,377	¥ 339,724	¥ 277,457